UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® International Real Estate Fund

April 30, 2013

1.815812.108

IRE-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 14.6%
Abacus Property Group unit	3,021,022	$ 7,328,631
ALE Property Group	834,109	2,256,921
Charter Hall Group unit	1,274,305	5,627,767
Goodman Group unit	1,703,126	9,198,936
Mirvac Group unit	7,027,021	12,894,295
Westfield Group unit	2,552,621	30,829,420
TOTAL AUSTRALIA		68,135,970
Bailiwick of Jersey - 1.7%
Atrium European Real Estate Ltd.	1,332,333	7,951,919
Belgium - 1.1%
Warehouses de Pauw (d)	80,235	5,124,776
Bermuda - 4.3%
CSI Properties Ltd.	20,750,000	975,980
Great Eagle Holdings Ltd.	1,095,088	4,642,745
Hongkong Land Holdings Ltd.	1,626,000	11,804,760
Tai Cheung Holdings Ltd.	3,166,000	2,529,487
TOTAL BERMUDA		19,952,972
Brazil - 1.1%
BHG SA (Brazil Hospitality Group) (a)	189,600	1,641,320
Even Construtora e Incorporadora SA	428,300	2,007,974
Multiplan Empreendimentos Imobiliarios SA	49,000	1,398,671
TOTAL BRAZIL		5,047,965
Cayman Islands - 0.7%
KWG Property Holding Ltd.	5,007,500	3,458,722
Chile - 0.2%
Parque Arauco SA	403,611	1,043,758
Finland - 1.0%
Sponda Oyj	835,100	4,454,129
France - 4.7%
Altarea	14,100	2,618,228
Klepierre SA	111,200	4,715,524
Societe de la Tour Eiffel	32,724	2,163,413
Societe Fonciere Lyonnaise SA (d)	131,386	6,921,152
Unibail-Rodamco	20,557	5,373,899
TOTAL FRANCE		21,792,216
Germany - 2.4%
Deutsche EuroShop AG	100,153	4,291,252
IVG Immobilien AG (a)(d)	545,000	457,917
Common Stocks - continued
	Shares	Value
Germany - continued
LEG Immobilien AG	50,570	$ 2,783,803
Patrizia Immobilien AG (a)	376,877	3,816,267
TOTAL GERMANY		11,349,239
Hong Kong - 11.7%
Hang Lung Properties Ltd.	2,055,500	7,999,343
Hysan Development Co. Ltd.	1,060,703	5,255,572
Lai Sun Development Co. Ltd. (a)	34,167,000	1,025,871
Magnificent Estates Ltd.	61,744,000	3,580,446
Sun Hung Kai Properties Ltd.	1,705,133	24,653,637
Wheelock and Co. Ltd.	2,209,000	12,297,288
TOTAL HONG KONG		54,812,157
Italy - 1.0%
Beni Stabili SpA SIIQ	6,923,133	4,877,820
Japan - 25.9%
Advance Residence Investment Corp.	3,468	8,310,759
BLife Investment Corp.	2,919	12,472,562
Fukuoka (REIT) Investment Fund	1,031	8,734,321
Goldcrest Co. Ltd.	70,700	2,325,654
Mitsui Fudosan Co. Ltd.	1,265,000	43,051,775
Nomura Real Estate Holdings, Inc.	419,200	11,269,704
Sumitomo Realty & Development Co. Ltd.	483,000	22,827,233
Tokyo Tatemono Co. Ltd.	529,000	4,902,793
United Urban Investment Corp.	4,198	6,916,221
TOTAL JAPAN		120,811,022
Mexico - 0.2%
Corporacion Inmobiliaria Vesta S.A.B. de CV	494,803	1,140,195
Netherlands - 0.7%
VastNed Retail NV	71,972	3,212,688
Singapore - 9.1%
Global Logistic Properties Ltd.	4,318,000	9,675,798
Parkway Life REIT	5,058,000	10,964,407
UOL Group Ltd.	2,172,000	12,573,159
Wing Tai Holdings Ltd.	4,493,181	7,952,533
Yanlord Land Group Ltd.	1,165,000	1,333,645
TOTAL SINGAPORE		42,499,542
Sweden - 2.3%
Castellum AB	254,300	3,806,035
Common Stocks - continued
	Shares	Value
Sweden - continued
Hufvudstaden AB Series A	296,700	$ 3,877,534
Wihlborgs Fastigheter AB (d)	184,200	3,041,081
TOTAL SWEDEN		10,724,650
United Kingdom - 12.5%
Big Yellow Group PLC	1,187,500	7,442,974
Derwent London PLC	246,300	8,834,005
Hammerson PLC	874,329	7,055,532
Helical Bar PLC	3,004,627	11,574,749
Quintain Estates & Development PLC (a)	2,524,500	2,539,127
Safestore Holdings PLC	3,654,600	7,777,316
Segro PLC	1,194,500	4,942,990
St. Modwen Properties PLC	915,000	3,800,597
Unite Group PLC	843,900	4,559,213
TOTAL UNITED KINGDOM		58,526,503
TOTAL COMMON STOCKS (Cost $385,032,017)		444,916,243
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 0.13% (b)	28,159,481	28,159,481
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,551,168	4,551,168
TOTAL MONEY MARKET FUNDS (Cost $32,710,649)		32,710,649
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $417,742,666)		477,626,892
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(10,333,650)
NET ASSETS - 100%		$ 467,293,242
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,715
Fidelity Securities Lending Cash Central Fund	70,887
Total	$ 96,602
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,229,740	$ 7,229,740	$ -	$ -
Financials	437,686,503	316,875,481	120,811,022	-
Money Market Funds	32,710,649	32,710,649	-	-
Total Investments in Securities:	$ 477,626,892	$ 356,815,870	$ 120,811,022	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $421,993,243. Net unrealized appreciation aggregated $55,633,649, of which $70,497,660 related to appreciated investment securities and $14,864,011 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity International Real Estate Fund

1.847932.106

AIRE-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 14.6%
Abacus Property Group unit	3,021,022	$ 7,328,631
ALE Property Group	834,109	2,256,921
Charter Hall Group unit	1,274,305	5,627,767
Goodman Group unit	1,703,126	9,198,936
Mirvac Group unit	7,027,021	12,894,295
Westfield Group unit	2,552,621	30,829,420
TOTAL AUSTRALIA		68,135,970
Bailiwick of Jersey - 1.7%
Atrium European Real Estate Ltd.	1,332,333	7,951,919
Belgium - 1.1%
Warehouses de Pauw (d)	80,235	5,124,776
Bermuda - 4.3%
CSI Properties Ltd.	20,750,000	975,980
Great Eagle Holdings Ltd.	1,095,088	4,642,745
Hongkong Land Holdings Ltd.	1,626,000	11,804,760
Tai Cheung Holdings Ltd.	3,166,000	2,529,487
TOTAL BERMUDA		19,952,972
Brazil - 1.1%
BHG SA (Brazil Hospitality Group) (a)	189,600	1,641,320
Even Construtora e Incorporadora SA	428,300	2,007,974
Multiplan Empreendimentos Imobiliarios SA	49,000	1,398,671
TOTAL BRAZIL		5,047,965
Cayman Islands - 0.7%
KWG Property Holding Ltd.	5,007,500	3,458,722
Chile - 0.2%
Parque Arauco SA	403,611	1,043,758
Finland - 1.0%
Sponda Oyj	835,100	4,454,129
France - 4.7%
Altarea	14,100	2,618,228
Klepierre SA	111,200	4,715,524
Societe de la Tour Eiffel	32,724	2,163,413
Societe Fonciere Lyonnaise SA (d)	131,386	6,921,152
Unibail-Rodamco	20,557	5,373,899
TOTAL FRANCE		21,792,216
Germany - 2.4%
Deutsche EuroShop AG	100,153	4,291,252
IVG Immobilien AG (a)(d)	545,000	457,917
Common Stocks - continued
	Shares	Value
Germany - continued
LEG Immobilien AG	50,570	$ 2,783,803
Patrizia Immobilien AG (a)	376,877	3,816,267
TOTAL GERMANY		11,349,239
Hong Kong - 11.7%
Hang Lung Properties Ltd.	2,055,500	7,999,343
Hysan Development Co. Ltd.	1,060,703	5,255,572
Lai Sun Development Co. Ltd. (a)	34,167,000	1,025,871
Magnificent Estates Ltd.	61,744,000	3,580,446
Sun Hung Kai Properties Ltd.	1,705,133	24,653,637
Wheelock and Co. Ltd.	2,209,000	12,297,288
TOTAL HONG KONG		54,812,157
Italy - 1.0%
Beni Stabili SpA SIIQ	6,923,133	4,877,820
Japan - 25.9%
Advance Residence Investment Corp.	3,468	8,310,759
BLife Investment Corp.	2,919	12,472,562
Fukuoka (REIT) Investment Fund	1,031	8,734,321
Goldcrest Co. Ltd.	70,700	2,325,654
Mitsui Fudosan Co. Ltd.	1,265,000	43,051,775
Nomura Real Estate Holdings, Inc.	419,200	11,269,704
Sumitomo Realty & Development Co. Ltd.	483,000	22,827,233
Tokyo Tatemono Co. Ltd.	529,000	4,902,793
United Urban Investment Corp.	4,198	6,916,221
TOTAL JAPAN		120,811,022
Mexico - 0.2%
Corporacion Inmobiliaria Vesta S.A.B. de CV	494,803	1,140,195
Netherlands - 0.7%
VastNed Retail NV	71,972	3,212,688
Singapore - 9.1%
Global Logistic Properties Ltd.	4,318,000	9,675,798
Parkway Life REIT	5,058,000	10,964,407
UOL Group Ltd.	2,172,000	12,573,159
Wing Tai Holdings Ltd.	4,493,181	7,952,533
Yanlord Land Group Ltd.	1,165,000	1,333,645
TOTAL SINGAPORE		42,499,542
Sweden - 2.3%
Castellum AB	254,300	3,806,035
Common Stocks - continued
	Shares	Value
Sweden - continued
Hufvudstaden AB Series A	296,700	$ 3,877,534
Wihlborgs Fastigheter AB (d)	184,200	3,041,081
TOTAL SWEDEN		10,724,650
United Kingdom - 12.5%
Big Yellow Group PLC	1,187,500	7,442,974
Derwent London PLC	246,300	8,834,005
Hammerson PLC	874,329	7,055,532
Helical Bar PLC	3,004,627	11,574,749
Quintain Estates & Development PLC (a)	2,524,500	2,539,127
Safestore Holdings PLC	3,654,600	7,777,316
Segro PLC	1,194,500	4,942,990
St. Modwen Properties PLC	915,000	3,800,597
Unite Group PLC	843,900	4,559,213
TOTAL UNITED KINGDOM		58,526,503
TOTAL COMMON STOCKS (Cost $385,032,017)		444,916,243
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 0.13% (b)	28,159,481	28,159,481
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,551,168	4,551,168
TOTAL MONEY MARKET FUNDS (Cost $32,710,649)		32,710,649
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $417,742,666)		477,626,892
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(10,333,650)
NET ASSETS - 100%		$ 467,293,242
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,715
Fidelity Securities Lending Cash Central Fund	70,887
Total	$ 96,602
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,229,740	$ 7,229,740	$ -	$ -
Financials	437,686,503	316,875,481	120,811,022	-
Money Market Funds	32,710,649	32,710,649	-	-
Total Investments in Securities:	$ 477,626,892	$ 356,815,870	$ 120,811,022	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $421,993,243. Net unrealized appreciation aggregated $55,633,649, of which $70,497,660 related to appreciated investment securities and $14,864,011 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate
Investment Portfolio

April 30, 2013

1.800348.109

REA-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
HEALTH CARE PROVIDERS & SERVICES - 0.5%
Health Care Facilities - 0.5%
Brookdale Senior Living, Inc. (a)	925,000	$ 23,856
REAL ESTATE INVESTMENT TRUSTS - 96.2%
REITs - Apartments - 15.3%
American Campus Communities, Inc.	1,109,900	49,546
Apartment Investment & Management Co. Class A	2,974,974	92,551
AvalonBay Communities, Inc.	848,700	112,911
Camden Property Trust (SBI)	948,100	68,586
Education Realty Trust, Inc.	2,150,060	23,629
Equity Residential (SBI)	3,115,600	180,892
Home Properties, Inc.	596,500	38,450
Post Properties, Inc.	811,300	40,103
UDR, Inc.	2,562,341	62,982
TOTAL REITS - APARTMENTS		669,650
REITs - Factory Outlets - 1.6%
Tanger Factory Outlet Centers, Inc.	1,862,300	69,129
REITs - Health Care Facilities - 13.6%
HCP, Inc.	4,737,600	252,514
Ventas, Inc.	4,309,454	343,162
TOTAL REITS - HEALTH CARE FACILITIES		595,676
REITs - Hotels - 5.9%
Chesapeake Lodging Trust	509,985	12,066
Host Hotels & Resorts, Inc.	11,304,005	206,524
Sunstone Hotel Investors, Inc. (a)	3,052,500	37,882
TOTAL REITS - HOTELS		256,472
REITs - Industrial Buildings - 18.6%
DCT Industrial Trust, Inc.	3,941,300	30,860
Duke Realty LP	4,696,800	82,852
DuPont Fabros Technology, Inc.	880,000	22,123
Extra Space Storage, Inc.	995,700	43,393
First Industrial Realty Trust, Inc.	1,582,500	28,390
First Potomac Realty Trust	944,600	15,114
Prologis, Inc.	5,577,200	233,964
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Industrial Buildings - continued
Public Storage	2,147,300	$ 354,305
Terreno Realty Corp.	323,100	6,081
TOTAL REITS - INDUSTRIAL BUILDINGS		817,082
REITs - Malls - 18.2%
CBL & Associates Properties, Inc.	1,765,850	42,628
General Growth Properties, Inc.	5,051,000	114,759
Simon Property Group, Inc.	3,099,272	551,885
The Macerich Co.	1,285,800	90,070
TOTAL REITS - MALLS		799,342
REITs - Management/Investment - 2.2%
Digital Realty Trust, Inc. (d)	1,265,500	89,243
Lexington Corporate Properties Trust	407,573	5,221
TOTAL REITS - MANAGEMENT/INVESTMENT		94,464
REITs - Mobile Home Parks - 0.8%
Sun Communities, Inc.	725,300	37,099
REITs - Mortgage - 0.7%
CapLease, Inc.	370,000	2,597
Newcastle Investment Corp.	2,558,000	28,982
TOTAL REITS - MORTGAGE		31,579
REITs - Office Buildings - 10.7%
BioMed Realty Trust, Inc.	1,722,500	38,773
Boston Properties, Inc.	1,060,300	116,029
Brandywine Realty Trust (SBI)	2,720,100	40,611
Cousins Properties, Inc.	1,205,000	13,159
Douglas Emmett, Inc.	1,469,200	38,449
Highwoods Properties, Inc. (SBI)	1,336,123	54,821
Hudson Pacific Properties, Inc.	125,000	2,851
Piedmont Office Realty Trust, Inc. Class A	1,700,000	34,884
SL Green Realty Corp.	1,408,446	127,746
TOTAL REITS - OFFICE BUILDINGS		467,323
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - 8.6%
Cedar Shopping Centers, Inc.	1,028,405	$ 6,592
DDR Corp.	6,213,167	113,949
Excel Trust, Inc.	520,200	7,923
Federal Realty Investment Trust (SBI)	228,800	26,772
Glimcher Realty Trust	2,466,979	30,936
Kimco Realty Corp.	5,378,800	127,908
Kite Realty Group Trust	1,090,000	7,194
Ramco-Gershenson Properties Trust (SBI)	802,124	14,013
Vornado Realty Trust	501,071	43,874
TOTAL REITS - SHOPPING CENTERS		379,161
TOTAL REAL ESTATE INVESTMENT TRUSTS		4,216,977
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
Real Estate Operating Companies - 1.5%
Forest City Enterprises, Inc. Class A (a)	3,478,400	64,942
TOTAL COMMON STOCKS (Cost $3,297,842)		4,305,775
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.13% (b)	121,632,479	121,632
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	21,450,000	21,450
TOTAL MONEY MARKET FUNDS (Cost $143,082)		143,082
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $3,440,924)		4,448,857
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(64,603)
NET ASSETS - 100%		$ 4,384,254
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 63
Fidelity Securities Lending Cash Central Fund	43
Total	$ 106
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $3,576,706,000. Net unrealized appreciation aggregated $872,151,000, of which $1,118,021,000 related to appreciated investment securities and $245,870,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2013